Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 112,507	$ 124,860
Receivable from related party	55	223
Deferred tax assets	73	73
Prepaid expenses and other current assets	959	685	124
Total current assets	113,594	125,841	124
Non-current assets:
Property and equipment, net	3,729	3,442	2,609
Deferred tax assets	607
Other non-current assets			885
Total non-current assets	4,336	3,442	3,494
Total assets	117,930	129,283	3,618
Current liabilities:
Accounts payable	779		380
Accrued research and development	5,698	47	5,542
Income taxes payable	300	27
Other current liabilities	2,306	1,670	2,482
Total current liabilities	9,083	1,744	8,404
Non-current liabilities:
Deferred tax liability	201
Other non-current liabilities	1,417	1,055	1,650
Total liabilities	10,701	2,799	10,054
Shareholders' equity:
Euro deferred shares, €22 nominal value: Authorized shares-10,000 at December 31, 2012 and June 30, 2013 and none at December 31, 2011 Issued and outstanding shares-none at December 31, 2012 and 2011 and June 30, 2013
Ordinary shares, $0.01 par value: Authorized shares-100,000,000 at December 31, 2012 and June 30, 2013 and none at December 31, 2011 Issued and outstanding shares-17,679 at December 31, 2012 and June 30, 2013 and none at December 31, 2011	177	177
Additional paid-in capital	127,650	126,652
Accumulated deficit	(20,598)	(345)
Parent company equity			(6,436)
Total shareholders' equity	107,229	126,484	(6,436)
Total liabilities and shareholders' equity	$ 117,930	$ 129,283	$ 3,618